Related party transactions - Key management personal compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related party transactions
Short-term employee benefits	$ 3,023	$ 1,997
Other long-term benefits	46	27
Share-based payments	17,093	12,493
Total	$ 20,162	$ 14,517